Document and Entity Information	Aug. 16, 2024
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2023
Registrant Name	Fidelity Rutland Square Trust II
Central Index Key	0001364924
Investment Company Type	N-1A
Amendment Flag	false